Accounting Policies - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant accounting policies [line items]
Expected term of the contractual relationship with mobile business	3 years
Expected term of the contractual relationship with fixed business	7 years
Consolidated equity	€ 21,747,000,000	€ 23,695,000,000	€ 23,783,000,000	€ 23,553,000,000	€ 21,249,000,000
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Voting rights hold in associates	20.00%
Revenues from services rendered invoiced and collected period	40 days
Revenue from sale collection installment period	48 months
Lease liability	€ 3,400,000,000
Top of range [member]
Disclosure of significant accounting policies [line items]
Revenues from services rendered invoiced and collected period	60 days
Revenue from sale bundle offerings collection installment period	24 months
Revenue from sale collection extension installment period	12 months
Lease liability	€ 3,900,000,000
Increase (decrease) due to changes in accounting policy required by IFRS 9 [member]
Disclosure of significant accounting policies [line items]
Consolidated equity		107,000,000
Increase (decrease) due to changes in accounting policy required by IFRS15 [member]
Disclosure of significant accounting policies [line items]
Consolidated equity		€ 19,000,000